Offerings - Offering: 1	May 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2036
Maximum Aggregate Offering Price	$ 398,512,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,034.51